Information by business segment and by geographic area - Net operating revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Information by business segment and by geographic area
Net operating revenue	$ 16,675	$ 7,518	$ 29,320	$ 14,487
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	378	116	695	358
United States of America
Information by business segment and by geographic area
Net operating revenue	449	177	832	466
Germany
Information by business segment and by geographic area
Net operating revenue	617	351	1,252	727
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,574	627	2,889	1,395
Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	700	306	989	584
Japan
Information by business segment and by geographic area
Net operating revenue	1,082	396	1,705	880
China
Information by business segment and by geographic area
Net operating revenue	8,976	4,320	15,942	7,516
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	1,368	697	2,351	1,308
Brazil
Information by business segment and by geographic area
Net operating revenue	1,531	528	2,665	1,253
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	14,297	5,895	24,802	11,191
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	248	14	467	114
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	161	29	259	73
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	154	67	323	249
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	988	223	1,579	509
Ferrous minerals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	672	280	943	522
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	943	288	1,470	665
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	8,665	4,154	15,458	7,218
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	987	417	1,769	828
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	1,479	423	2,534	1,013
Base metals
Information by business segment and by geographic area
Net operating revenue	2,180	1,414	4,168	2,753
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	130	45	224	99
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	288	148	573	393
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	463	284	929	478
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	581	370	1,287	805
Base metals | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	7	5	7	13
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	119	108	215	202
Base metals | China
Information by business segment and by geographic area
Net operating revenue	264	166	424	282
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	315	245	473	401
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	13	43	36	80
Coal
Information by business segment and by geographic area
Net operating revenue	161	94	253	242
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	5	34	23	81
Coal | Middle East, Africa and Oceania
Information by business segment and by geographic area
Net operating revenue	21	21	39	49
Coal | Japan
Information by business segment and by geographic area
Net operating revenue	20		20	13
Coal | China
Information by business segment and by geographic area
Net operating revenue	47		60	16
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	66	35	109	79
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	2	4	2	4
Others
Information by business segment and by geographic area
Net operating revenue	37	115	97	301
Others | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue		57	4	145
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 37	58	93	156
Reclassification of VNC to others
Information by business segment and by geographic area
Net operating revenue		$ 57	$ 4	$ 145